Loans - Changes in Allowance for Loan Losses by Portfolio Segment (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounts Notes And Loans Receivable [Line Items]
Balance, beginning of year	$ 10,603	$ 10,495	$ 10,495	$ 12,521
Provision for (recovery of) loan losses	(1,325)		589	4,200
Loans charged off	(1,894)	(218)	(647)	(6,438)
Recoveries	2,449	97	166	212
Balance, end of period	9,833		10,603	10,495
Scenario, Previously Reported
Accounts Notes And Loans Receivable [Line Items]
Balance, end of period		10,374
Agricultural Loans
Accounts Notes And Loans Receivable [Line Items]
Balance, beginning of year	3,456	3,144	3,144	3,333
Provision for (recovery of) loan losses	2,993	257	406	(205)
Loans charged off	(1,145)	(115)	(115)
Recoveries	47	17	21	16
Balance, end of period	5,351		3,456	3,144
Agricultural Loans | Scenario, Previously Reported
Accounts Notes And Loans Receivable [Line Items]
Balance, end of period		3,303
Commercial Real Estate Loans
Accounts Notes And Loans Receivable [Line Items]
Balance, beginning of year	3,326	3,254	3,254	4,838
Provision for (recovery of) loan losses	(1,673)	(199)	87	1,592
Loans charged off	(162)		(141)	(3,361)
Recoveries	743	61	126	185
Balance, end of period	2,234		3,326	3,254
Commercial Real Estate Loans | Scenario, Previously Reported
Accounts Notes And Loans Receivable [Line Items]
Balance, end of period		3,116
Commercial Loans
Accounts Notes And Loans Receivable [Line Items]
Balance, beginning of year	2,420	2,172	2,172	2,283
Provision for (recovery of) loan losses	(1,719)	531	569	18
Loans charged off	(415)	(103)	(339)	(132)
Recoveries	1,196	18	18	3
Balance, end of period	1,482		2,420	2,172
Commercial Loans | Scenario, Previously Reported
Accounts Notes And Loans Receivable [Line Items]
Balance, end of period		2,618
Residential Real Estate Loans
Accounts Notes And Loans Receivable [Line Items]
Balance, beginning of year	1,392	1,819	1,819	1,755
Provision for (recovery of) loan losses	(920)	(222)	(376)	3,001
Loans charged off	(172)		(52)	(2,945)
Recoveries	463		1	8
Balance, end of period	763		1,392	1,819
Residential Real Estate Loans | Scenario, Previously Reported
Accounts Notes And Loans Receivable [Line Items]
Balance, end of period		1,597
Installment and consumer other
Accounts Notes And Loans Receivable [Line Items]
Balance, beginning of year	9	3	3	13
Provision for (recovery of) loan losses	(6)		6	(10)
Recoveries		1
Balance, end of period	$ 3		9	3
Installment and consumer other | Scenario, Previously Reported
Accounts Notes And Loans Receivable [Line Items]
Balance, end of period		4
Unallocated
Accounts Notes And Loans Receivable [Line Items]
Balance, beginning of year		103	103	299
Provision for (recovery of) loan losses		(367)	$ (103)	(196)
Balance, end of period				$ 103
Unallocated | Scenario, Previously Reported
Accounts Notes And Loans Receivable [Line Items]
Balance, end of period		$ (264)